UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10371

LORD ABBETT EQUITY TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 1/31/2015

Item 1:	Report(s) to Shareholders.

2015 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Calibrated Large Cap Value Fund

Calibrated Mid Cap Value Fund

For the six-month period ended January 31, 2015

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

5	Calibrated Large Cap Value Fund

9	Calibrated Mid Cap Value Fund

14	Statements of Assets and Liabilities

16	Statements of Operations

17	Statements of Changes in Net Assets

19	Financial Highlights

31	Notes to Financial Statements

41	Supplemental Information to Shareholders

Lord Abbett Equity Trust
Lord Abbett Calibrated Large Cap Value Fund
Lord Abbett Calibrated Mid Cap Value Fund
Semiannual Report

For the six-month period ended January 31, 2015

Daria L. Foster, Trustee, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Calibrated Large Cap Value Fund and Lord Abbett Calibrated Mid Cap Value Fund for the six-month period ended January 31, 2015. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Trustee, President and Chief Executive Officer

Expense Example

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 through January 31, 2015).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 8/1/14 – 1/31/15” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Calibrated Large Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			8/1/14 –
	8/1/14	1/31/15	1/31/15
Class A
Actual	$1,000.00	$1,026.70	$3.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.42	$3.82
Class C
Actual	$1,000.00	$1,022.70	$7.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.69	$7.58
Class F
Actual	$1,000.00	$1,027.50	$3.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.18	$3.06
Class I
Actual	$1,000.00	$1,028.00	$2.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.68	$2.55
Class R2
Actual	$1,000.00	$1,024.90	$5.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.66	$5.60
Class R3
Actual	$1,000.00	$1,025.20	$5.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.16	$5.09

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.75% for Class A, 1.49% for Class C, 0.60% for Class F, 0.50% for Class I, 1.10% for Class R2 and 1.00% for Class R3) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

January 31, 2015

Sector*	%**
Consumer Discretionary	6.44%
Consumer Staples	7.02%
Energy	11.10%
Financials	29.98%
Health Care	13.90%
Industrials	9.92%
Sector*	%**
Information Technology	9.77%
Materials	2.76%
Telecommunication Services	2.23%
Utilities	6.36%
Repurchase Agreement	0.52%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Calibrated Mid Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			8/1/14 –
	8/1/14	1/31/15	1/31/15
Class A
Actual	$1,000.00	$1,070.00	$4.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.92	$4.33
Class C
Actual	$1,000.00	$1,066.20	$8.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.14	$8.13
Class F
Actual	$1,000.00	$1,070.60	$3.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.71	$3.57
Class I
Actual	$1,000.00	$1,071.60	$3.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.18	$3.06
Class R2
Actual	$1,000.00	$1,068.00	$6.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.16	$6.11
Class R3
Actual	$1,000.00	$1,068.60	$5.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.66	$5.60

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.85% for Class A, 1.60% for Class C, 0.70% for Class F, 0.60% for Class I, 1.20% for Class R2 and 1.10% for Class R3) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

January 31, 2015

Sector*	%**
Consumer Discretionary	10.54%
Consumer Staples	3.27%
Energy	3.63%
Financials	33.74%
Health Care	9.22%
Industrials	9.13%
Sector*	%**
Information Technology	10.56%
Materials	6.30%
Utilities	12.67%
Repurchase Agreement	0.94%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

CALIBRATED LARGE CAP VALUE FUND January 31, 2015

Investments	Shares	Fair Value (000)
COMMON STOCKS 101.41%

Aerospace & Defense 2.72%
General Dynamics Corp.	25,200	$3,357
Huntington Ingalls
Industries, Inc.	23,800	2,775
Raytheon Co.	35,700	3,572
United Technologies Corp.	19,600	2,250
Total		11,954

Airlines 1.38%
Southwest Airlines Co.	134,600	6,081

Automobiles 2.57%
Ford Motor Co.	288,700	4,247
General Motors Co.	216,400	7,059
Total		11,306

Banks 10.04%
BB&T Corp.	153,900	5,431
Citigroup, Inc.	279,100	13,104
Fifth Third Bancorp	259,900	4,496
JPMorgan Chase & Co.	292,900	15,928
Wells Fargo & Co.	99,800	5,182
Total		44,141

Capital Markets 4.78%
Ameriprise Financial, Inc.	44,400	5,547
Invesco Ltd.	187,300	6,880
Morgan Stanley	253,900	8,584
Total		21,011

Chemicals 0.93%
Cabot Corp.	22,400	950
Huntsman Corp.	143,000	3,140
Total		4,090

Commercial Services & Supplies 0.30%
R.R. Donnelley & Sons Co.	81,400	1,341
Investments	Shares	Fair Value (000)
Communications Equipment 1.54%
Cisco Systems, Inc.	256,000	$6,750

Consumer Finance 1.60%
Capital One Financial Corp.	96,200	7,043

Diversified Financial Services 1.86%
Berkshire Hathaway, Inc.
Class B*	20,400	2,936
Voya Financial, Inc.	133,800	5,219
Total		8,155

Diversified Telecommunication Services 2.27%
AT&T, Inc.	303,300	9,985

Electric: Utilities 2.86%
Duke Energy Corp.	41,100	3,581
Edison International	27,500	1,874
PPL Corp.	172,000	6,106
Westar Energy, Inc.	23,800	1,017
Total		12,578

Electronic Equipment, Instruments & Components 2.34%
Arrow Electronics, Inc.*	27,500	1,514
Avnet, Inc.	148,800	6,193
Ingram Micro, Inc. Class A*	102,200	2,573
Total		10,280

Energy Equipment & Services 1.69%
Atwood Oceanics, Inc.	99,800	2,853
National Oilwell Varco, Inc.	42,500	2,313
Rowan Cos., plc Class A	106,200	2,243
Total		7,409

Food & Staples Retailing 3.19%
CVS Health Corp.	36,400	3,573
Sysco Corp.	72,800	2,851
Wal-Mart Stores, Inc.	89,300	7,589
Total		14,013

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

CALIBRATED LARGE CAP VALUE FUND January 31, 2015

Investments	Shares	Fair Value (000)
Food Products 1.68%
Bunge Ltd.	53,500	$4,790
ConAgra Foods, Inc.	32,200	1,141
Ingredion, Inc.	17,900	1,443
Total		7,374

Health Care Equipment & Supplies 3.61%
Abbott Laboratories	60,000	2,686
Baxter International, Inc.	30,400	2,137
Medtronic plc (Ireland)(a)	66,500	4,748
St. Jude Medical, Inc.	34,600	2,279
Teleflex, Inc.	36,600	4,010
Total		15,860

Health Care Providers & Services 2.84%
Aetna, Inc.	108,500	9,962
UnitedHealth Group, Inc.	23,600	2,508
Total		12,470

Hotels, Restaurants & Leisure 0.61%
Royal Caribbean Cruises Ltd.	35,600	2,690

Household Durables 0.47%
Whirlpool Corp.	10,300	2,051

Household Products 1.78%
Procter & Gamble Co. (The)	92,600	7,805

Independent Power and Renewable Electricity Producer 1.38%
AES Corp. (The)	497,000	6,073

Industrial Conglomerates 0.24%
3M Co.	6,400	1,039

Information Technology Services 1.69%
Computer Sciences Corp.	24,900	1,511
Fidelity National Information Services, Inc.	78,700	4,913
Total System Services, Inc.	28,100	994
Total		7,418
Investments	Shares	Fair Value (000)
Insurance 6.69%
ACE Ltd. (Switzerland)(a)	77,000	$8,313
Allstate Corp. (The)	149,000	10,399
Everest Re Group Ltd.	43,100	7,386
Hartford Financial Services Group, Inc. (The)	33,900	1,319
Prudential Financial, Inc.	25,900	1,965
Total		29,382

Machinery 2.54%
Caterpillar, Inc.	77,800	6,222
Timken Co. (The)	130,100	4,945
Total		11,167

Media 1.77%
Comcast Corp. Class A	67,100	3,566
Walt Disney Co. (The)	46,200	4,202
Total		7,768

Metals & Mining 1.48%
Freeport-McMoRan, Inc.	237,100	3,986
Steel Dynamics, Inc.	146,600	2,498
Total		6,484

Multi-Line Retail 0.76%
Kohl’s Corp.	55,800	3,332

Multi-Utilities 2.24%
PG&E Corp.	114,100	6,710
Sempra Energy	28,100	3,145
Total		9,855

Oil, Gas & Consumable Fuels 9.63%
Chevron Corp.	143,600	14,723
ConocoPhillips	115,300	7,262
Exxon Mobil Corp.	131,500	11,496
Occidental Petroleum Corp.	12,200	976
Valero Energy Corp.	148,400	7,847
Total		42,304

Paper & Forest Products 0.41%
International Paper Co.	33,900	1,785

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIBRATED LARGE CAP VALUE FUND January 31, 2015

Investments	Shares	Fair Value (000)
Pharmaceuticals 7.72%
Bristol-Myers Squibb Co.	74,900	$4,514
Eli Lilly & Co.	42,500	3,060
Johnson & Johnson	84,900	8,502
Pfizer, Inc.	571,400	17,856
Total		33,932

Professional Services 1.50%
Nielsen NV	151,300	6,591

Real Estate Investment Trusts 5.29%
Alexandria Real Estate Equities, Inc.	17,100	1,668
AvalonBay Communities, Inc.	14,800	2,560
BioMed Realty Trust, Inc.	37,400	914
Camden Property Trust	24,000	1,849
DDR Corp.	70,500	1,382
Essex Property Trust, Inc.	4,550	1,029
General Growth Properties, Inc.	148,500	4,482
Health Care REIT, Inc.	19,200	1,573
Liberty Property Trust	30,300	1,221
SL Green Realty Corp.	15,000	1,890
Starwood Property Trust, Inc.	116,200	2,781
Vornado Realty Trust	8,900	983
Weyerhaeuser Co.	25,700	921
Total		23,253

Road & Rail 0.38%
Norfolk Southern Corp.	16,400	1,672

Semiconductors & Semiconductor Equipment 2.85%
Broadcom Corp. Class A	52,500	2,228
Intel Corp.	245,200	8,101
Micron Technology, Inc.*	74,900	2,192
Total		12,521

Software 0.44%
Rovi Corp.*	84,300	1,948
Investments	Shares	Fair Value (000)
Specialty Retail 0.38%
GameStop Corp. Class A	48,000	$1,692

Technology Hardware, Storage & Peripherals 1.10%
Hewlett-Packard Co.	109,700	3,963
SanDisk Corp.	11,500	873
Total		4,836

Tobacco 0.51%
Altria Group, Inc.	42,600	2,262

Trading Companies & Distributors 1.35%
Air Lease Corp.	169,800	5,933
Total Common Stocks
(cost $432,993,190)		445,634

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.54%

Repurchase Agreement

Repurchase Agreement dated 1/30/2015, Zero Coupon due 2/2/2015 with Fixed Income Clearing Corp. collateralized by $2,140,000 of U.S. Treasury Note at 3.625% due 8/15/2019; value: $2,402,150; proceeds: $2,350,281 (cost $2,350,281)	$2,350	2,350
Total Investments in Securities 101.95% (cost $435,343,471)		447,984
Liabilities in Excess of Cash and Other Assets(b) (1.95)%		(8,558)
Net Assets 100.00%		$439,426

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Liabilities in Excess of Cash and Other Assets include net unrealized depreciation on futures contracts as follows:

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(concluded)

CALIBRATED LARGE CAP VALUE FUND January 31, 2015

Open Futures Contracts at January 31, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
E-Mini S&P 500 Index	March 2015	18	Long	$1,789,560	$(352)

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)		Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$445,634		$—	$—	$445,634
Repurchase Agreement	—		2,350	—	2,350
Total	$445,634		$2,350	$—	$447,984

Other Financial Instruments
Futures Contracts
Assets	$—		$—	$—	$—
Liabilities	—	(4)	—	—	—
Total	$—		$—	$—	$—

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended January 31, 2015.
(4)	Amount is less than $1,000.

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)

CALIBRATED MID CAP VALUE FUND January 31, 2015

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 99.27%

Aerospace & Defense 1.93%
Alliant Techsystems, Inc.	41,200	$5,369
Exelis, Inc.	129,200	2,211
Triumph Group, Inc.	104,000	5,934
Total		13,514

Auto Components 1.62%
Lear Corp.	112,700	11,309

Banks 5.11%
CIT Group, Inc.	101,300	4,439
Fifth Third Bancorp	958,600	16,584
First Niagara Financial
Group, Inc.	654,600	5,315
Fulton Financial Corp.	140,500	1,567
M&T Bank Corp.	69,400	7,853
Total		35,758

Capital Markets 3.16%
Ameriprise Financial, Inc.	70,500	8,808
Invesco Ltd.	362,300	13,308
Total		22,116

Chemicals 4.78%
Albemarle Corp.	86,000	4,150
Cabot Corp.	70,300	2,982
Celanese Corp. Series A	99,000	5,322
CF Industries Holdings, Inc.	33,200	10,139
Huntsman Corp.	495,400	10,879
Total		33,472

Commercial Services & Supplies 1.09%
R.R. Donnelley & Sons Co.	460,900	7,591

Consumer Finance 0.55%
Santander Consumer USA
Holdings, Inc.	216,800	3,870
		Fair
		Value
Investments	Shares	(000)
Diversified Financial Services 0.26%
Voya Financial, Inc.	46,500	$1,814

Electric: Utilities 7.08%
Edison International	107,600	7,333
Entergy Corp.	101,900	8,917
Great Plains Energy, Inc.	457,800	13,537
PPL Corp.	169,550	6,019
Westar Energy, Inc.	321,500	13,735
Total		49,541

Electrical Equipment 0.23%
Eaton Corp. plc	25,994	1,640

Electronic Equipment, Instruments & Components 3.98%
Arrow Electronics, Inc.*	32,000	1,761
Avnet, Inc.	294,400	12,253
Ingram Micro, Inc. Class A*	263,900	6,645
Jabil Circuit, Inc.	347,300	7,158
Total		27,817

Energy Equipment & Services 1.44%
Rowan Cos., plc Class A	476,800	10,070

Food Products 3.28%
Bunge Ltd.	158,900	14,226
Ingredion, Inc.	108,100	8,717
Total		22,943

Health Care Equipment & Supplies 2.91%
St. Jude Medical, Inc.	210,600	13,872
Teleflex, Inc.	59,200	6,486
Total		20,358

Health Care Providers & Services 4.61%
Cardinal Health, Inc.	144,400	12,013
Cigna Corp.	63,400	6,773
Community Health
Systems, Inc.*	285,900	13,457
Total		32,243

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

CALIBRATED MID CAP VALUE FUND January 31, 2015

		Fair
		Value
Investments	Shares	(000)
Hotels, Restaurants & Leisure 1.30%
Norwegian Cruise Line
Holdings Ltd.*	32,500	$1,422
Royal Caribbean Cruises Ltd.	101,800	7,691
Total		9,113

Household Durables 3.08%
Lennar Corp. Class A	96,200	4,321
Whirlpool Corp.	86,600	17,240
Total		21,561

Independent Power and Renewable Electricity Producer 1.29%
AES Corp. (The)	738,100	9,020

Information Technology Services 2.25%
Fidelity National Information
Services, Inc.	102,900	6,424
Total System Services, Inc.	263,000	9,302
Total		15,726

Insurance 8.83%
AXIS Capital Holdings Ltd.	56,700	2,886
Endurance Specialty
Holdings Ltd.	24,300	1,485
Everest Re Group Ltd.	86,200	14,773
Hanover Insurance Group,
Inc. (The)	25,000	1,725
Hartford Financial Services
Group, Inc. (The)	345,308	13,433
Lincoln National Corp.	114,200	5,708
Reinsurance Group of
America, Inc.	33,998	2,815
Validus Holdings Ltd.	78,300	3,105
XL Group plc (Ireland)(a)	459,500	15,848
Total		61,778

Leisure Product 0.52%
Hasbro, Inc.	65,800	3,614
		Fair
		Value
Investments	Shares	(000)
Machinery 3.23%
Stanley Black & Decker, Inc.	96,100	$9,000
Terex Corp.	169,800	3,817
Timken Co. (The)	257,000	9,768
Total		22,585

Media 0.48%
Starz Class A*	114,400	3,377

Metals & Mining 1.15%
Steel Dynamics, Inc.	472,000	8,043

Multi-Line Retail 2.75%
Kohl’s Corp.	258,900	15,461
Macy’s, Inc.	59,200	3,782
Total		19,243

Multi-Utilities 4.33%
Consolidated Edison, Inc.	81,900	5,674
Public Service Enterprise
Group, Inc.	116,100	4,955
SCANA Corp.	245,146	15,633
Sempra Energy	35,900	4,018
Total		30,280

Oil, Gas & Consumable Fuels 2.20%
HollyFrontier Corp.	43,900	1,577
Laredo Petroleum, Inc.*	142,500	1,398
PBF Energy, Inc. Class A	344,400	9,677
Ultra Petroleum Corp.*	214,200	2,731
Total		15,383

Paper & Forest Products 0.37%
International Paper Co.	49,600	2,612

Pharmaceuticals 1.72%
Mallinckrodt plc*	97,100	10,292
Mylan, Inc.*	33,200	1,764
Total		12,056

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIBRATED MID CAP VALUE FUND January 31, 2015

		Fair
		Value
Investments	Shares	(000)
Professional Services 1.72%
Nielsen NV	276,400	$12,040

Real Estate Investment Trusts 14.85%
Alexandria Real Estate
Equities, Inc.	80,400	7,841
American Capital Agency Corp.	84,100	1,812
Annaly Capital
Management, Inc.	222,700	2,352
AvalonBay Communities, Inc.	14,500	2,508
BioMed Realty Trust, Inc.	195,800	4,787
Boston Properties, Inc.	22,400	3,109
Camden Property Trust	107,900	8,314
DDR Corp.	204,400	4,006
Duke Realty Corp.	72,200	1,576
Essex Property Trust, Inc.	20,600	4,657
Extra Space Storage, Inc.	32,316	2,133
General Growth Properties, Inc.	167,200	5,046
HCP, Inc.	137,900	6,521
Health Care REIT, Inc.	54,300	4,450
Healthcare Trust of America, Inc. Class A	77,800	2,292
Home Properties, Inc.	21,100	1,488
Host Hotels & Resorts, Inc.	208,400	4,770
Kimco Realty Corp.	166,800	4,612
Liberty Property Trust	98,200	3,957
Macerich Co. (The)	82,800	7,122
Prologis, Inc.	102,000	4,604
Retail Properties of America, Inc. Class A	91,500	1,619
SL Green Realty Corp.	14,400	1,814
Starwood Property Trust, Inc.	227,100	5,435
Vornado Realty Trust	63,600	7,024
Total		103,849
		Fair
		Value
Investments	Shares	(000)
Semiconductors & Semiconductor Equipment 2.18%
Broadcom Corp. Class A	129,700	$5,504
KLA-Tencor Corp.	29,700	1,826
ON Semiconductor Corp.*	141,700	1,418
Skyworks Solutions, Inc.	78,600	6,528
Total		15,276

Software 1.50%
Activision Blizzard, Inc.	74,352	1,554
CA, Inc.	83,500	2,530
Rovi Corp.*	152,400	3,522
Symantec Corp.	115,800	2,868
Total		10,474

Specialty Retail 0.81%
GameStop Corp. Class A	118,800	4,188
L Brands, Inc.	17,100	1,447
Total		5,635

Technology Hardware, Storage & Peripherals 0.68%
NCR Corp.*	103,00	2,634
SanDisk Corp.	27,700	2,103
Total		4,737

Thrifts & Mortgage Finance 1.05%
People’s United
Financial, Inc.	521,900	7,343

Trading Companies & Distributors 0.95%
Air Lease Corp.	189,900	6,635
Total Common Stocks (cost $654,019,696)		694,436

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

CALIBRATED MID CAP VALUE FUND January 31, 2015

	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 0.95%

Repurchase Agreement
Repurchase Agreement dated 1/30/2015, Zero Coupon due 2/2/2015 with Fixed Income Clearing Corp. collateralized by $6,005,000 of U.S. Treasury Note at 3.625% due 8/15/2019 value: $6,740,613; proceeds: $6,605,176 (cost $6,605,176)	$6,605	$6,605
Total Investments in Securities 100.22% (cost $660,624,872)		701,041
Liabilities in Excess of Cash and Other Assets(b) (0.22)%		(1,505)
Net Assets 100.00%		$699,536

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Liabilities in Excess of Cash and Other Assets include net unrealized depreciation on futures contracts as follows:

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CALIBRATED MID CAP VALUE FUND January 31, 2015

Open Futures Contracts at January 31, 2015:

				Fair	Unrealized
Type	Expiration	Contracts	Position	Value	Depreciation
E-Mini S&P 500 Index	March 2015	28	Long	$2,783,760	$(26,148)

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$694,436	$–	$–	$694,436
Repurchase Agreement	–	6,605	–	6,605
Total	$694,436	$6,605	$–	$701,041

Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(26)	–	–	(26)
Total	$(26)	$–	$–	$(26)

(1)	Refer to note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended January 31, 2015.

See Notes to Financial Statements.	13

Statements of Assets and Liabilities (unaudited)

January 31, 2015

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
ASSETS:

Investments in securities, at cost	$435,343,471	$660,624,872
Investments in securities, at fair value	$447,984,279	$701,040,571
Cash	16,003	11,314
Deposits with brokers for futures collateral	82,800	128,800
Receivables:
Investment securities sold	6,249,370	–
Capital shares sold	435,228	5,243,441
Dividends	657,660	334,419
From advisor (See Note 3)	130,141	127,138
Variation margin	13,437	–
Prepaid expenses and other assets	45,578	44,343
Total assets	455,614,496	706,930,026
LIABILITIES:

Payables:
Investment securities purchased	202,222	6,712,727
Capital shares reacquired	15,560,223	80,554
12b-1 distribution fees	38,490	17,139
Management fee	237,172	352,407
Trustees’ fees	24,252	27,190
Fund administration	15,811	23,494
To affiliates (See Note 3)	30,477	54,399
Variation margin	–	54,681
Accrued expenses	79,843	71,749
Total liabilities	16,188,490	7,394,340
NET ASSETS	$439,426,006	$699,535,686
COMPOSITION OF NET ASSETS:

Paid-in capital	$415,729,994	$646,536,798
Undistributed net investment income	554,991	1,174,050
Accumulated net realized gain on investments and futures contracts	10,500,565	11,435,287
Net unrealized appreciation on investments and futures contracts	12,640,456	40,389,551
Net Assets	$439,426,006	$699,535,686

14	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

January 31, 2015

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund

Net assets by class:
Class A Shares	$63,869,731	$50,909,429
Class C Shares	$13,493,312	$8,990,453
Class F Shares	$19,307,223	$23,028,194
Class I Shares	$342,185,898	$616,477,912
Class R2 Shares	$288,440	$44,181
Class R3 Shares	$281,402	$85,517
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	3,179,059	2,414,806
Class C Shares	680,549	432,259
Class F Shares	960,892	1,092,318
Class I Shares	17,008,605	29,178,194
Class R2 Shares	14,269	2,083
Class R3 Shares	14,066	4,036
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$20.09	$21.08
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$21.32	$22.37
Class C Shares-Net asset value	$19.83	$20.80
Class F Shares-Net asset value	$20.09	$21.08
Class I Shares-Net asset value	$20.12	$21.13
Class R2 Shares-Net asset value	$20.21	$21.21
Class R3 Shares-Net asset value	$20.01	$21.19

See Notes to Financial Statements.	15

Statements of Operations (unaudited)

For the Six Months Ended January 31, 2015

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
Investment income:

Dividends (net of foreign withholding taxes of $3,877 and $15,244, respectively)	$5,419,246	$8,152,056
Interest and other	22	18
Total investment income	5,419,268	8,152,074
Expenses:

Management fee	1,399,874	1,989,998
12b-1 distribution plan-Class A	100,762	40,361
12b-1 distribution plan-Class C	56,935	24,411
12b-1 distribution plan-Class F	9,164	4,421
12b-1 distribution plan-Class R2	652	115
12b-1 distribution plan-Class R3	455	201
Shareholder servicing	79,259	51,672
Fund administration	93,325	132,666
Subsidy (See Note 3)	259,767	474,328
Reports to shareholders	11,772	13,703
Registration	33,481	31,898
Trustees’ fees	8,251	11,260
Custody	24,649	34,824
Professional	25,476	25,627
Other	10,734	9,865
Gross expenses	2,114,556	2,845,350
Expense reductions (See Note 9)	(61)	(29)
Management fee waived (See Note 3)	(779,965)	(785,815)
Net expenses	1,334,530	2,059,506
Net investment income	4,084,738	6,092,568
Net realized and unrealized gain (loss):

Net realized gain on investments and futures contracts	19,156,684	26,986,928
Net change in unrealized appreciation/depreciation on investments and futures contracts	(10,367,267)	12,290,478
Net realized and unrealized gain	8,789,417	39,277,406
Net Increase in Net Assets Resulting From Operations	$12,874,155	$45,369,974

16	See Notes to Financial Statements.

Statements of Changes in Net Assets

	Calibrated Large Cap Value Fund
INCREASE IN NET ASSETS	For the Six Months Ended January 31, 2015 (unaudited)	For the Year Ended July 31, 2014

Operations:

Net investment income	$4,084,738	$7,795,574
Net realized gain on investments and futures contracts	19,156,684	52,694,291
Net change in unrealized appreciation/depreciation on investments and futures contracts	(10,367,267)	(10,085,670)
Net increase in net assets resulting from operations	12,874,155	50,404,195
Distributions to shareholders from:

Net investment income
Class A	(1,204,217)	(1,045,611)
Class C	(102,230)	(76,854)
Class F	(304,560)	(194,362)
Class I	(6,351,681)	(4,691,550)
Class R2	(2,399)	(2,270)
Class R3	(2,316)	(1,329)
Net realized gain
Class A	(8,726,127)	(5,297,306)
Class C	(1,271,990)	(567,582)
Class F	(1,982,750)	(894,441)
Class I	(39,332,924)	(20,521,883)
Class R2	(22,391)	(13,679)
Class R3	(18,668)	(7,550)
Total distributions to shareholders	(59,322,253)	(33,314,417)
Capital share transactions (See Note 13):

Net proceeds from sales of shares	39,643,933	54,278,817
Reinvestment of distributions	54,453,618	30,660,755
Cost of shares reacquired	(60,826,566)	(44,156,441)
Net increase in net assets resulting from capital share transactions	33,270,985	40,783,131
Net increase (decrease) in net assets	(13,177,113)	57,872,909
NET ASSETS:

Beginning of period	$452,603,119	$394,730,210
End of period	$439,426,006	$452,603,119
Undistributed net investment income	$554,991	$4,437,656

See Notes to Financial Statements.	17

Statements of Changes in Net Assets (concluded)

	Calibrated Mid Cap Value Fund
INCREASE IN NET ASSETS	For the Six Months Ended January 31, 2015 (unaudited)	For the Year Ended July 31, 2014

Operations:

Net investment income	$6,092,568	$7,268,966
Net realized gain on investments and futures contracts	26,986,928	62,191,475
Net change in unrealized appreciation/depreciation on investments and futures contracts	12,290,478	(4,406,302)
Net increase in net assets resulting from operations	45,369,974	65,054,139
Distributions to shareholders from:

Net investment income
Class A	(343,526)	(293,397)
Class C	(22,152)	(24,892)
Class F	(85,392)	(82,472)
Class I	(8,637,527)	(4,558,009)
Class R2	(375)	(121)
Class R3	(841)	(155)
Net realized gain
Class A	(2,934,370)	(2,474,174)
Class C	(457,201)	(317,466)
Class F	(645,519)	(626,065)
Class I	(60,424,949)	(32,739,473)
Class R2	(3,861)	(1,518)
Class R3	(7,872)	(1,714)
Total distributions to shareholders	(73,563,585)	(41,119,456)
Capital share transactions (See Note 13):

Net proceeds from sales of shares	77,396,923	216,544,820
Reinvestment of distributions	72,567,576	40,540,557
Cost of shares reacquired	(40,819,904)	(21,953,455)
Net increase in net assets resulting from capital share transactions	109,144,595	235,131,922
Net increase in net assets	80,950,984	259,066,605
NET ASSETS:
Beginning of period	$618,584,702	$359,518,097
End of period	$699,535,686	$618,584,702
Undistributed net investment income	$1,174,050	$4,171,295

18	See Notes to Financial Statements.

Financial Highlights

CALIBRATED LARGE CAP VALUE FUND

	Class A Shares
	Six Months
	Ended				12/21/2011(a)
	1/31/2015		Year Ended 7/31		to
	(unaudited)		2014	2013	7/31/2012
Per Share Operating Performance

Net asset value, beginning of period	$22.30		$21.52	$17.18	$15.00

Investment operations:

Net investment income(b)	.17		.36	.35	.19

Net realized and unrealized gain	.52		2.19	4.59	1.99

Total from investment operations	.69		2.55	4.94	2.18

Distributions to shareholders from:

Net investment income	(.35)		(.29)	(.20)	—

Net realized gain	(2.55)		(1.48)	(.40)	—

Total distributions	(2.90)		(1.77)	(.60)	—

Net asset value, end of period	$20.09		$22.30	$21.52	$17.18

Total Return(c)	2.67	%(d)	12.38%	29.60%	14.53	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.38	%(d)	.75%	.75%	.73	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.38	%(d)	.75%	.75%	.73	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.55	%(d)	1.08%	1.12%	1.41	%(e)

Net investment income	.79	%(d)	1.66%	1.83%	1.89	%(e)

Supplemental Data:

Net assets, end of period (000)	$63,870		$81,218	$74,466	$35,932

Portfolio turnover rate	40.65	%(d)	103.92%	90.00%	62.31%

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	19

Financial Highlights (continued)

CALIBRATED LARGE CAP VALUE FUND

	Class C Shares
	Six Months
	Ended				12/21/2011(a)
	1/31/2015		Year Ended 7/31		to
	(unaudited)		2014	2013	7/31/2012
Per Share Operating Performance

Net asset value, beginning of period	$21.98		$21.30	$17.10	$15.00

Investment operations:

Net investment income(b)	.09		.19	.18	.15

Net realized and unrealized gain	.52		2.17	4.59	1.95

Total from investment operations	.61		2.36	4.77	2.10

Distributions to shareholders from:

Net investment income	(.21)		(.20)	(.17)	—

Net realized gain	(2.55)		(1.48)	(.40)	—

Total distributions	(2.76)		(1.68)	(.57)	—

Net asset value, end of period	$19.83		$21.98	$21.30	$17.10

Total Return(c)	2.27	%(d)	11.54%	28.71%	14.00	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.75	%(d)	1.49%	1.48%	1.47	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.75	%(d)	1.49%	1.48%	1.47	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.92	%(d)	1.82%	1.85%	2.15	%(e)

Net investment income	.41	%(d)	.91%	.91%	1.44	%(e)

Supplemental Data:

Net assets, end of period (000)	$13,493		$10,456	$7,057	$61

Portfolio turnover rate	40.65	%(d)	103.92%	90.00%	62.31%

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

20	See Notes to Financial Statements.

Financial Highlights (continued)

CALIBRATED LARGE CAP VALUE FUND

	Class F Shares
	Six Months
	Ended				12/21/2011(a)
	1/31/2015		Year Ended 7/31		to
	(unaudited)		2014	2013	7/31/2012
Per Share Operating Performance

Net asset value, beginning of period	$22.32		$21.54	$17.19	$15.00

Investment operations:

Net investment income(b)	.19		.39	.38	.20

Net realized and unrealized gain	.52		2.19	4.59	1.99

Total from investment operations	.71		2.58	4.97	2.19

Distributions to shareholders from:

Net investment income	(.39)		(.32)	(.22)	—

Net realized gain	(2.55)		(1.48)	(.40)	—

Total distributions	(2.94)		(1.80)	(.62)	—

Net asset value, end of period	$20.09		$22.32	$21.54	$17.19

Total Return(c)	2.75	%(d)	12.53%	29.82%	14.60	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.30	%(d)	.60%	.60%	.58	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.30	%(d)	.60%	.60%	.58	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.47	%(d)	.93%	.97%	1.33	%(e)

Net investment income	.87	%(d)	1.81%	1.94%	2.03	%(e)

Supplemental Data:

Net assets, end of period (000)	$19,307		$17,316	$13,153	$35

Portfolio turnover rate	40.65	%(d)	103.92%	90.00%	62.31%

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	21

Financial Highlights (continued)

CALIBRATED LARGE CAP VALUE FUND

	Class I Shares
	Six Months
	Ended				12/21/2011(a)
	1/31/2015		Year Ended 7/31		to
	(unaudited)		2014	2013	7/31/2012
Per Share Operating Performance

Net asset value, beginning of period	$22.36		$21.56	$17.20	$15.00

Investment operations:

Net investment income(b)	.20		.41	.39	.19

Net realized and unrealized gain	.52		2.21	4.60	2.01

Total from investment operations	.72		2.62	4.99	2.20

Distributions to shareholders from:

Net investment income	(.41)		(.34)	(.23)	—

Net realized gain	(2.55)		(1.48)	(.40)	—

Total distributions	(2.96)		(1.82)	(.63)	—

Net asset value, end of period	$20.12		$22.36	$21.56	$17.20

Total Return(c)	2.80	%(d)	12.70%	29.91%	14.67	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.25	%(d)	.50%	.50%	.49	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.25	%(d)	.50%	.50%	.49	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.42	%(d)	.83%	.87%	.94	%(e)

Net investment income	.92	%(d)	1.91%	2.01%	1.89	%(e)

Supplemental Data:

Net assets, end of period (000)	$342,186		$343,275	$299,673	$34,155

Portfolio turnover rate	40.65	%(d)	103.92%	90.00%	62.31%

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

22	See Notes to Financial Statements.

Financial Highlights (continued)

CALIBRATED LARGE CAP VALUE FUND

	Class R2 Shares
	Six Months
	Ended				12/21/2011(a)
	1/31/2015		Year Ended 7/31		to
	(unaudited)		2014	2013	7/31/2012
Per Share Operating Performance

Net asset value, beginning of period	$22.38		$21.61	$17.14	$15.00

Investment operations:

Net investment income(b)	.13		.31	.41	.16

Net realized and unrealized gain	.52		2.19	4.59	1.98

Total from investment operations	.65		2.50	5.00	2.14

Distributions to shareholders from:

Net investment income	(.27)		(.25)	(.13)	—

Net realized gain	(2.55)		(1.48)	(.40)	—

Total distributions	(2.82)		(1.73)	(.53)	—

Net asset value, end of period	$20.21		$22.38	$21.61	$17.14

Total Return(c)	2.49	%(d)	12.04%	29.97%	14.27	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.55	%(d)	1.01%	.49%	1.06	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.55	%(d)	1.01%	.49%	1.06	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.72	%(d)	1.44%	1.37%	1.81	%(e)

Net investment income	.59	%(d)	1.43%	2.01%	1.55	%(e)

Supplemental Data:

Net assets, end of period (000)	$288		$198	$303	$11

Portfolio turnover rate	40.65	%(d)	103.92%	90.00%	62.31%

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	23

Financial Highlights (concluded)

CALIBRATED LARGE CAP VALUE FUND

	Class R3 Shares
	Six Months
	Ended				12/21/2011(a)
	1/31/2015		Year Ended 7/31		to
	(unaudited)		2014	2013	7/31/2012
Per Share Operating Performance

Net asset value, beginning of period	$22.21		$21.46	$17.15	$15.00

Investment operations:

Net investment income(b)	.14		.30	.33	.17

Net realized and unrealized gain	.53		2.19	4.58	1.98

Total from investment operations	.67		2.49	4.91	2.15

Distributions to shareholders from:

Net investment income	(.32)		(.26)	(.20)	—

Net realized gain	(2.55)		(1.48)	(.40)	—

Total distributions	(2.87)		(1.74)	(.60)	—

Net asset value, end of period	$20.01		$22.21	$21.46	$17.15

Total Return(c)	2.52	%(d)	12.11%	29.51%	14.33	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.50	%(d)	1.00%	.95%	.96	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.50	%(d)	1.00%	.95%	.96	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.67	%(d)	1.33%	1.35%	1.71	%(e)

Net investment income	.65	%(d)	1.38%	1.70%	1.65	%(e)

Supplemental Data:

Net assets, end of period (000)	$281		$141	$79	$11

Portfolio turnover rate	40.65	%(d)	103.92%	90.00%	62.31%

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

24	See Notes to Financial Statements.

Financial Highlights

CALIBRATED MID CAP VALUE FUND

	Class A Shares
	Six Months
	Ended				12/21/2011(a)
	1/31/2015		Year Ended 7/31		to
	(unaudited)		2014	2013	7/31/2012
Per Share Operating Performance

Net asset value, beginning of period	$22.04		$21.11	$16.47	$15.00

Investment operations:

Net investment income(b)	.17		.29	.31	.15

Net realized and unrealized gain	1.37		2.78	4.93	1.32

Total from investment operations	1.54		3.07	5.24	1.47

Distributions to shareholders from:

Net investment income	(.26)		(.23)	(.22)	—

Net realized gain	(2.24)		(1.91)	(.38)	—

Total distributions	(2.50)		(2.14)	(.60)	—

Net asset value, end of period	$21.08		$22.04	$21.11	$16.47

Total Return(c)	7.00	%(d)	15.42%	32.83%	9.80	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.43	%(d)	.85%	.85%	.83	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.43	%(d)	.85%	.85%	.83	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.55	%(d)	1.09%	1.13%	1.63	%(e)

Net investment income	.77	%(d)	1.38%	1.66%	1.51	%(e)

Supplemental Data:

Net assets, end of period (000)	$50,909		$28,422	$27,545	$13,726

Portfolio turnover rate	38.54	%(d)	97.89%	90.30%	76.72%

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	25

Financial Highlights (continued)

CALIBRATED MID CAP VALUE FUND

	Class C Shares
	Six Months
	Ended				12/21/2011(a)
	1/31/2015		Year Ended 7/31		to
	(unaudited)		2014	2013	7/31/2012
Per Share Operating Performance

Net asset value, beginning of period	$21.71		$20.89	$16.39	$15.00

Investment operations:

Net investment income(b)	.09		.13	.08	.08

Net realized and unrealized gain	1.35		2.75	4.99	1.31

Total from investment operations	1.44		2.88	5.07	1.39

Distributions to shareholders from:

Net investment income	(.11)		(.15)	(.19)	—

Net realized gain	(2.24)		(1.91)	(.38)	—

Total distributions	(2.35)		(2.06)	(.57)	—

Net asset value, end of period	$20.80		$21.71	$20.89	$16.39

Total Return(c)	6.62	%(d)	14.60%	31.91%	9.27	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.80	%(d)	1.60%	1.58%	1.54	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.80	%(d)	1.60%	1.58%	1.54	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.92	%(d)	1.84%	1.86%	2.38	%(e)

Net investment income	.41	%(d)	.60%	.40%	.80	%(e)

Supplemental Data:

Net assets, end of period (000)	$8,990		$4,354	$2,204	$15

Portfolio turnover rate	38.54	%(d)	97.89%	90.30%	76.72%

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

26	See Notes to Financial Statements.

Financial Highlights (continued)

CALIBRATED MID CAP VALUE FUND

	Class F Shares
	Six Months
	Ended				12/21/2011(a)
	1/31/2015		Year Ended 7/31		to
	(unaudited)		2014	2013	7/31/2012
Per Share Operating Performance

Net asset value, beginning of period	$22.06		$21.11	$16.48	$15.00

Investment operations:

Net investment income(b)	.17		.32	.27	.16

Net realized and unrealized gain	1.39		2.79	4.99	1.32

Total from investment operations	1.56		3.11	5.26	1.48

Distributions to shareholders from:

Net investment income	(.30)		(.25)	(.25)	—

Net realized gain	(2.24)		(1.91)	(.38)	—

Total distributions	(2.54)		(2.16)	(.63)	—

Net asset value, end of period	$21.08		$22.06	$21.11	$16.48

Total Return(c)	7.06	%(d)	15.66%	33.01%	9.87	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.35	%(d)	.70%	.69%	.68	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.35	%(d)	.70%	.69%	.68	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.47	%(d)	.94%	.98%	1.51	%(e)

Net investment income	.80	%(d)	1.50%	1.35%	1.59	%(e)

Supplemental Data:

Net assets, end of period (000)	$23,028		$7,853	$6,062	$56

Portfolio turnover rate	38.54	%(d)	97.89%	90.30%	76.72%

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	27

Financial Highlights (continued)

CALIBRATED MID CAP VALUE FUND

	Class I Shares
	Six Months
	Ended				12/21/2011(a)
	1/31/2015		Year Ended 7/31		to
	(unaudited)		2014	2013	7/31/2012
Per Share Operating Performance

Net asset value, beginning of period	$22.11		$21.16	$16.50	$15.00

Investment operations:

Net investment income(b)	.21		.34	.35	.17

Net realized and unrealized gain	1.37		2.79	4.95	1.33

Total from investment operations	1.58		3.13	5.30	1.50

Distributions to shareholders from:

Net investment income	(.32)		(.27)	(.26)	—

Net realized gain	(2.24)		(1.91)	(.38)	—

Total distributions	(2.56)		(2.18)	(.64)	—

Net asset value, end of period	$21.13		$22.11	$21.16	$16.50

Total Return(c)	7.16	%(d)	15.70%	33.21%	10.00	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.30	%(d)	.60%	.60%	.58	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.30	%(d)	.60%	.60%	.58	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.42	%(d)	.84%	.88%	.95	%(e)

Net investment income	.94	%(d)	1.59%	1.88%	1.73	%(e)

Supplemental Data:

Net assets, end of period (000)	$616,478		$577,851	$323,673	$106,844

Portfolio turnover rate	38.54	%(d)	97.89%	90.30%	76.72%

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

28	See Notes to Financial Statements.

Financial Highlights (continued)

CALIBRATED MID CAP VALUE FUND

	Class R2 Shares
	Six Months
	Ended				12/21/2011(a)
	1/31/2015		Year Ended 7/31		to
	(unaudited)		2014	2013	7/31/2012
Per Share Operating Performance

Net asset value, beginning of period	$22.16		$21.19	$16.43	$15.00

Investment operations:

Net investment income(b)	.14		.22	.37	.11

Net realized and unrealized gain	1.37		2.81	4.93	1.32

Total from investment operations	1.51		3.03	5.30	1.43

Distributions to shareholders from:

Net investment income	(.22)		(.15)	(.16)	—

Net realized gain	(2.24)		(1.91)	(.38)	—

Total distributions	(2.46)		(2.06)	(.54)	—

Net asset value, end of period	$21.21		$22.16	$21.19	$16.43

Total Return(c)	6.80	%(d)	15.14%	33.23%	9.53	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.60	%(d)	1.13%	.58%	1.15	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.60	%(d)	1.13%	.58%	1.15	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.72	%(d)	1.43%	.87%	2.01	%(e)

Net investment income	.63	%(d)	1.03%	1.98%	1.15	%(e)

Supplemental Data:

Net assets, end of period (000)	$44		$31	$16	$11

Portfolio turnover rate	38.54	%(d)	97.89%	90.30%	76.72%

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	29

Financial Highlights (concluded)

CALIBRATED MID CAP VALUE FUND

	Class R3 Shares
	Six Months
	Ended				12/21/2011(a)
	1/31/2015		Year Ended 7/31		to
	(unaudited)		2014	2013	7/31/2012
Per Share Operating Performance

Net asset value, beginning of period	$22.15		$21.18	$16.44	$15.00

Investment operations:

Net investment income(b)	.15		.23	.37	.12

Net realized and unrealized gain	1.37		2.82	4.93	1.32

Total from investment operations	1.52		3.05	5.30	1.44

Distributions to shareholders from:

Net investment income	(.24)		(.17)	(.18)	—

Net realized gain	(2.24)		(1.91)	(.38)	—

Total distributions	(2.48)		(2.08)	(.56)	—

Net asset value, end of period	$21.19		$22.15	$21.18	$16.44

Total Return(c)	6.86	%(d)	15.27%	33.21%	9.60	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.55	%(d)	1.05%	.59%	1.05	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.55	%(d)	1.05%	.59%	1.05	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.67	%(d)	1.32%	1.05%	1.91	%(e)

Net investment income	.68	%(d)	1.04%	1.95%	1.24	%(e)

Supplemental Data:

Net assets, end of period (000)	$86		$72	$18	$11

Portfolio turnover rate	38.54	%(d)	97.89%	90.30%	76.72%

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

30	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Equity Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust was formed on May 1, 2001 and is organized as a Delaware statutory trust. The Trust consists of the following two funds (each, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Calibrated Large Cap Value Fund (“Calibrated Large Cap Value Fund”) and Lord Abbett Calibrated Mid Cap Value Fund (“Calibrated Mid Cap Value Fund”).

The investment objective of each Fund is total return. Each Fund has six classes of shares: Class A, C, F, I, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, I, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book

Notes to Financial Statements (unaudited)(continued)

values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal period ended July 31, 2012 through the fiscal year ended July 31, 2014. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, C, F, R2, and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Futures Contracts–Each Fund may purchase and sell index futures contracts to manage cash or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(g)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its

Notes to Financial Statements (unaudited)(continued)

instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of January 31, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rate:

First $2 billion	.60%
Over $2 billion	.55%

Notes to Financial Statements (unaudited)(continued)

For the six months ended January 31, 2015, for Calibrated Large Cap Value Fund and Calibrated Mid Cap Value Fund, the effective management fee, net of waivers, was at an annualized rate of .27% and .36%, respectively.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

For the six months ended January 31, 2015 and continuing through November 30, 2016, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, waive all or a portion of its administrative fee and reimburse each Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of .50% for Calibrated Large Cap Value Fund and .60% for Calibrated Mid Cap Value Fund. This agreement may be terminated only upon the approval of the Board.

Each Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with certain “Fund of Funds” managed by Lord Abbett, pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement, if applicable, are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Assets and Liabilities.

As of January 31, 2015, the percentages of Calibrated Large Cap Value Fund’s and Calibrated Mid Cap Value Fund’s outstanding shares owned by each Fund of Funds were as follows:

		Underlying Funds
	Calibrated Large Cap	Calibrated Mid Cap
Fund of Funds	Value Fund	Value Fund
Lord Abbett Multi-Asset Balanced Opportunity Fund	43.01%	37.07%
Lord Abbett Multi-Asset Global Opportunity Fund	–	4.96%
Lord Abbett Multi-Asset Growth Fund	30.45%	26.89%
Lord Abbett Multi-Asset Income Fund	–	15.92%

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following maximum annual rates have been approved by the Board pursuant to the plan:

Fees*	Class A	Class C	Class F	Class R2**	Class R3**
Service	.25%	.25%	–	.25%	.25%
Distribution	–	.75%	.10%	.35%	.25%

*	Each Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
**	Prior to the sale of shares to unaffiliated investors, service and distribution fees were fully waived.

Class I shares do not have a distribution plan.

Notes to Financial Statements (unaudited)(continued)

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended January 31, 2015:

	Distributor	Dealers’
	Commissions	Concessions
Calibrated Large Cap Value Fund	$23,162	$119,026
Calibrated Mid Cap Value Fund	19,790	108,646

Distributor received the following amount of CDSCs for the six months ended January 31, 2015:

	Class A	Class C
Calibrated Large Cap Value Fund	$1,000	$644
Calibrated Mid Cap Value Fund	–	449

A Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended January 31, 2015 and fiscal year ended July 31, 2014 was as follows:

Calibrated Large Cap Value Fund			Calibrated Mid Cap Value Fund
Six Months Ended			Six Months Ended
	1/31/2015	Year Ended	1/31/2015	Year Ended
	(unaudited)	7/31/2014	(unaudited)	7/31/2014
Distributions paid from:
Ordinary income	$36,031,670	$30,575,481	$42,724,676	$33,496,072
Net long-term capital gains	23,290,583	2,738,936	30,838,909	7,623,384
Total distributions paid	$59,322,253	$33,314,417	$73,563,585	$41,119,456

As of January 31, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Calibrated Large Cap Value Fund		Calibrated Mid Cap Value Fund
Tax cost	$435,631,252	$661,908,879
Gross unrealized gain	29,320,222	65,976,953
Gross unrealized loss	(16,967,195)	(26,845,261)
Net unrealized security gain	$12,353,027	$39,131,692

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2015 were as follows:

	Purchases	Sales
Calibrated Large Cap Value Fund	$186,985,592	$200,191,211
Calibrated Mid Cap Value Fund	292,457,846	253,371,442

There were no purchases or sales of U.S. Government securities for the six months ended January 31, 2015.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into E-Mini S&P 500 Index futures contracts for the six months ended January 31, 2015 (as described in note 2(f)) to manage cash. The Funds bear the risk that the underlying index will move unexpectedly, in which case each Fund may realize a loss. There is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of January 31, 2015, the Funds had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund

	Equity Index	Equity Index
Liability Derivatives	Contracts	Contracts
Futures Contracts(1)	$352	$26,148

(1)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Transactions in derivative instruments for the six months ended January 31, 2015, were as follows:

Calibrated Large Cap Value Fund		Calibrated Mid Cap Value Fund

	Equity Index	Equity Index
	Contracts	Contracts
Net Realized Gain (Loss)(1)
Futures Contracts	$ 7,615	$(41,156)
Net Change in Unrealized Appreciation /Depreciation(2)
Futures Contracts	$13,495	$ (8,490)
Average Number of Contracts*
Futures Contracts	18	26

*	Calculated based on the number of contracts for the six months ended January 31, 2015.
(1)	Statements of Operations location: Net realized gain on investments and futures contracts.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on investments and futures contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

Notes to Financial Statements (unaudited)(continued)

The following tables illustrate gross and net information about recognized assets eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Funds and the applicable counterparty:

	Calibrated Large Cap Value Fund
			Net Amounts
			of Assets
		Gross Amounts	Presented in
		Offset in the	the Statement
	Gross Amounts of	Statement of Assets	of Assets and
Description	Recognized Assets	and Liabilities	Liabilities
Repurchase Agreement	$2,350,281	$–	$2,350,281
Total	$2,350,281	$–	$2,350,281

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$2,350,281	$–	$–	$(2,350,281)	$–
Total	$2,350,281	$–	$–	$(2,350,281)	$–

		Calibrated Mid Cap Value Fund
			Net Amounts
			of Assets
		Gross Amounts	Presented in
		Offset in the	the Statement
	Gross Amounts of	Statement of Assets	of Assets and
Description	Recognized Assets	and Liabilities	Liabilities
Repurchase Agreement	$6,605,176	$–	$6,605,176
Total	$6,605,176	$–	$6,605,176

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$6,605,176	$–	$–	$(6,605,176)	$–
Total	$6,605,176	$–	$–	$(6,605,176)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of January 31, 2015.

Notes to Financial Statements (unaudited)(continued)

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and a Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

The Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participate in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included for each Fund in Other expenses in the Statements of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

During the six months ended January 31, 2015, the Funds did not utilize the Facility.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

12.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of a Fund’s investment in an individual company will fluctuate in response to its changing prospects and movements in the equity securities markets in general. If a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

The market may fail to recognize for a long time the intrinsic value of particular value stocks each Fund may hold. The large companies in which Calibrated Large Cap Value Fund invests may be less able to respond quickly to certain market developments and may have slower rates of growth than smaller companies. The mid-sized companies in which Calibrated Mid Cap Value Fund invests may be less able to weather economic shifts or other adverse developments than larger, more established companies.

Notes to Financial Statements (unaudited)(continued)

Due to each Fund’s exposure to foreign companies and American Depository Receipts, each Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect each Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

		Period Ended
		January 31, 2015		Year Ended
Calibrated Large Cap Value Fund		(unaudited)		July 31, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	782,605	$16,778,443	1,061,171	$22,815,065
Reinvestment of distributions	327,319	6,801,696	233,019	4,872,435
Shares reacquired	(1,572,699)	(33,073,788)	(1,112,900)	(24,016,001)
Increase (decrease)	(462,775)	$(9,493,649)	181,290	$3,671,499

Class C Shares
Shares sold	203,379	$4,242,550	250,344	$5,333,372
Reinvestment of distributions	55,797	1,146,068	24,072	498,530
Shares reacquired	(54,218)	(1,146,730)	(130,160)	(2,789,970)
Increase	204,958	$4,241,888	144,256	$3,041,932

Class F Shares
Shares sold	383,076	$8,216,975	412,641	$9,043,556
Reinvestment of distributions	72,562	1,507,834	30,328	634,150
Shares reacquired	(270,372)	(5,916,365)	(278,072)	(5,945,485)
Increase	185,266	$3,808,444	164,897	$3,732,221

Class I Shares
Shares sold	459,968	$10,149,940	777,584	$16,992,025
Reinvestment of distributions	2,162,257	44,974,938	1,178,087	24,645,578
Shares reacquired	(967,210)	(20,682,113)	(500,456)	(11,248,242)
Increase	1,655,015	$34,442,765	1,455,215	$30,389,361

Class R2 Shares
Shares sold	5,390	$111,947	1,135	$24,022
Reinvestment of distributions	100	2,099	56	1,183
Shares reacquired	(52)	(1,143)	(6,390)	(134,635)
Increase (decrease)	5,438	$112,903	(5,199)	$(109,430)

Class R3 Shares
Shares sold	6,989	$144,078	3,304	$70,777
Reinvestment of distributions	1,014	20,983	426	8,879
Shares reacquired	(297)	(6,427)	(1,069)	(22,108)
Increase	7,706	$158,634	2,661	$57,548

Notes to Financial Statements (unaudited)(concluded)

		Period Ended
		January 31, 2015		Year Ended
Calibrated Mid Cap Value Fund		(unaudited)		July 31, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,257,791	$26,996,577	636,892	$13,578,846
Reinvestment of distributions	139,430	2,940,570	135,575	2,744,038
Shares reacquired	(271,826)	(5,978,664)	(788,179)	(16,842,676)
Increase (decrease)	1,125,395	$23,958,483	(15,712)	$(519,792)

Class C Shares
Shares sold	231,354	$4,887,204	114,481	$2,391,410
Reinvestment of distributions	21,689	451,774	16,509	330,852
Shares reacquired	(21,297)	(457,725)	(35,976)	(760,225)
Increase	231,746	$4,881,253	95,014	$1,962,037

Class F Shares
Shares sold	910,462	$19,537,152	195,308	$4,267,569
Reinvestment of distributions	33,948	715,617	33,748	683,057
Shares reacquired	(208,106)	(4,645,552)	(160,140)	(3,350,678)
Increase	736,304	$15,607,217	68,916	$1,599,948

Class I Shares
Shares sold	1,181,185	$25,956,712	9,064,522	$196,244,201
Reinvestment of distributions	3,240,877	68,447,334	1,813,576	36,779,322
Shares reacquired	(1,373,879)	(29,737,902)	(47,494)	(999,827)
Increase	3,048,183	$64,666,144	10,830,604	$232,023,696

Class R2 Shares
Shares sold	514	$11,381	571	$12,334
Reinvestment of distributions	168	3,568	69	1,419
Increase	682	$14,949	640	$13,753

Class R3 Shares
Shares sold	357	$7,897	2,334	$50,460
Reinvestment of distributions	411	8,713	92	1,869
Shares reacquired	(3)	(61)	(2)	(49)
Increase	765	$16,549	2,424	$52,280

Supplemental Proxy Information

A joint special meeting of shareholders of the Fund was held on December 4, 2014. The joint special meeting was held for the purpose of electing members of the Fund’s Board of Trustees. Shareholders elected the following nine (9) Trustees at the joint special meeting:

•	E. Thayer Bigelow
•	Robert B. Calhoun, Jr.
•	Eric C. Fast
•	Daria L. Foster
•	Evelyn E. Guernsey
•	Julie A. Hill
•	Franklin W. Hobbs
•	James M. McTaggart
•	James L.L. Tullis

The results of the proxy solicitation on the preceding matter were as follows:

Lord Abbett Equity Trust

Nominee	Votes For	Votes Withheld
E. Thayer Bigelow	46,554,046.032	672,220.613
Robert B. Calhoun, Jr.	46,555,244.550	671,022.095
Eric C. Fast	46,555,244.550	671,022.095
Daria L. Foster	46,714,988.359	511,278.286
Evelyn E. Guernsey	46,714,988.359	511,278.286
Julie A. Hill	46,558,558.627	667,708.018
Franklin W. Hobbs	46,559,756.145	666,510.500
James M. McTaggart	46,559,756.145	666,510.500
James L.L. Tullis	46,559,756.145	666,510.500

Approval of Advisory Contract

The Board of Trustees of the Company, including all of the Trustees who are not interested persons of the Company or of Lord Abbett, annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Morningstar Associates, LLC (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of a group of funds in the same Morningstar investment category (the “performance peer group”) and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds in the same Morningstar category, with the same share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the management agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (9) information regarding the distribution arrangements of the Fund; and (10) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the performance peer group, in each case as of various periods ended August 31, 2014. As to Calibrated Large Cap Value Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year period. As to Calibrated Mid Cap Value Fund, the Board observed that the Fund’s investment performance was approximately the same as the median of the peer performance group for the one-year period.

Approval of Advisory Contract (continued)

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the Distributor and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of one or more corresponding expense peer groups. It also considered the projected expense levels of each Fund and how those levels would relate to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each of Calibrated Large Cap Value Fund and Calibrated Mid Cap Value Fund, the Board observed that the overall expense level was well below the median of the expense peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of each Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing management fee schedule, with its breakpoint or breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some

Approval of Advisory Contract (concluded)

classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the management agreements. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Equity Trust

Lord Abbett mutual fund shares are distributed by	Lord Abbett Calibrated Large Cap Value Fund	CALIBRATED-3
LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Calibrated Mid Cap Value Fund	(03/15)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT EQUITY TRUST

By:	/s/Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: March 26, 2015

By:	/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: March 26, 2015

By:	/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 26, 2015